Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Preferred Shares	Common Shares	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive (Loss) Income
Beginning balance at Dec. 31, 2013		$ 0	$ 302,651	$ 458,719	$ (76,128)	$ (35,419)
Beginning balance, shares at Dec. 31, 2013		0	15,411,952
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 83,957			83,957
Other comprehensive income (loss), net of income tax:
Other Comprehensive Income (Loss), Net of Tax	$ 21,811					21,811
Cash dividends				(57,949)
Fractional shares issued in dividend reinvestment plan, shares			(53)
Cash payment for fractional shares in dividend reinvestment plan			$ (5)
Allocated Share-based Compensation Expense			$ 458
Treasury Stock, Shares, Acquired			(29,700)
Treasury Stock, Value, Acquired, Cost Method					2,355
Treasury Stock Reissued Shares For Director Grants	10,200		10,200
Treasury shares reissued for director grants				(243)	1,044
Ending balance at Dec. 31, 2014		$ 0	$ 303,104	484,484	(77,439)	(13,608)
Ending balance, shares at Dec. 31, 2014		0	15,392,399
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 81,012			81,012
Other comprehensive income (loss), net of income tax:
Other Comprehensive Income (Loss), Net of Tax	$ (2,035)					(2,035)
Cash dividends				(57,930)
Fractional shares issued in dividend reinvestment plan, shares			(34)
Cash payment for fractional shares in dividend reinvestment plan			$ (3)
Allocated Share-based Compensation Expense			$ 865
Treasury Stock, Shares, Acquired			(71,700)
Treasury Stock, Value, Acquired, Cost Method					(6,058)
Treasury Stock Reissued Shares For Director Grants	10,150		10,150
Treasury shares reissued for director grants				(61)	1,024
Ending balance at Dec. 31, 2015	$ 713,355	$ 0	$ 303,966	507,505	(82,473)	(15,643)
Ending balance, shares at Dec. 31, 2015		0	15,330,815
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	86,135			86,135
Other comprehensive income (loss), net of income tax:
Other Comprehensive Income (Loss), Net of Tax	$ (2,102)					(2,102)
Cash dividends				(57,958)
Fractional shares issued in dividend reinvestment plan, shares			(47)
Cash payment for fractional shares in dividend reinvestment plan			$ (4)
Allocated Share-based Compensation Expense			$ 1,864
Treasury Stock, Shares, Acquired			0
Treasury Stock Reissued Shares For Director Grants	9,950		9,950
Treasury shares reissued for director grants				(51)	1,001
Ending balance at Dec. 31, 2016	$ 742,240	$ 0	$ 305,826	$ 535,631	$ (81,472)	$ (17,745)
Ending balance, shares at Dec. 31, 2016		0	15,340,718